Acquisitions and disposals - Disclosure of Net Assets Acquired and Total Payment for Acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Intangible assets	€ 1,109	€ 382
Other non-current assets	67	14
Trade and other receivables	66	15
Other current assets	134	36
Non-current liabilities	(311)	(99)
Current liabilities	(85)	(15)
Net assets acquired	980	333
Non-controlling interest	(30)	(27)
Goodwill	784	310
Total consideration	1,734	616
of which:
Cash	1,687	616
Deferred consideration	47	0
Inventories	103
Cash and cash equivalents	27
Deferred tax liabilities	€ 290	€ 99